Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.01%
Brazil–5.92%
Fleury S.A.	1,079,100	$6,861,652
TOTVS S.A.	78,000	1,083,941
Wilson Sons Ltd., BDR	922,700	7,550,464
		15,496,057
Canada–9.39%
Calian Group Ltd.	367,000	9,728,679
E-L Financial Corp. Ltd.	9,400	5,328,807
Total Energy Services, Inc.	722,190	3,734,009
TransGlobe Energy Corp.	3,195,269	4,220,644
Trican Well Service Ltd.(a)	2,041,808	1,556,573
		24,568,712
Denmark–1.26%
TCM Group A/S	201,000	3,300,974
Egypt–2.72%
Eastern Co., S.A.E.	6,809,400	7,114,735
Estonia–0.87%
Silvano Fashion Group AS, Class A	937,000	2,278,302
France–9.59%
AURES Technologies S.A.	67,164	1,217,481
Caisse Regionale de Credit Agricole Mutuel Nord de France	206,000	6,470,702
CNIM Group	22,651	1,140,510
Kaufman & Broad S.A.	99,200	3,951,034
Linedata Services	58,928	1,933,539
Metropole Television S.A.	203,770	3,343,836
Precia S.A.(b)	35,321	7,045,159
		25,102,261
Georgia–1.20%
TBC Bank Group PLC	207,000	3,146,846
Germany–3.24%
MorphoSys AG(a)	76,859	8,468,696
Greece–2.51%
European Reliance General Insurance Co., S.A.	605,000	3,509,436
Mytilineos S.A.	294,000	3,069,262
		6,578,698
Indonesia–1.75%
PT Pakuwon Jati Tbk	97,331,700	4,569,088
Ireland–0.87%
Origin Enterprises PLC	405,000	2,261,461
Shares		Value
Israel–0.81%
Tremor International Ltd.	1,275,000	$2,114,873
Italy–2.05%
Danieli & C. Officine Meccaniche S.p.A., RSP	281,910	3,025,176
Openjobmetis Spa agenzia per il lavoro	314,146	2,338,230
		5,363,406
Japan–2.44%
Nabtesco Corp.	160,800	5,026,854
Nippon Ceramic Co. Ltd.	53,800	1,363,207
		6,390,061
Malaysia–0.79%
Heineken Malaysia Bhd	361,600	2,072,801
Mexico–5.18%
Bolsa Mexicana de Valores, S.A.B. de C.V.	4,325,494	8,134,138
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	915,166	5,429,596
		13,563,734
Morocco–1.65%
Vivo Energy PLC(c)	2,817,987	4,328,892
Netherlands–0.89%
Aalberts N.V.	58,546	2,322,596
New Zealand–1.04%
Freightways Ltd.	535,199	2,719,515
Norway–0.81%
Kongsberg Gruppen ASA	148,378	2,130,312
Poland–2.09%
Altus Towarzystwo Funduszy Inwestycyjnych S.A.	700,000	291,053
Polski Bank Komorek Macierzystych S.A.	247,000	3,817,708
Quercus TFI S.A.(a)	1,250,000	654,245
Skarbiec Holding S.A.	166,000	700,356
		5,463,362
Romania–7.24%
Banca Transilvania S.A.	9,226,694	5,086,773
Fondul Proprietatea S.A.	26,265,596	7,179,050
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	786,000	6,673,993
		18,939,816
Singapore–0.51%
XP Power Ltd.	45,409	1,345,357
South Africa–2.45%
Cartrack Holdings Ltd.	1,500,000	1,954,915
Combined Motor Holdings Ltd.	1,838,000	2,256,715

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
South Africa–(continued)
Net 1 UEPS Technologies, Inc.(a)	615,000	$2,195,550
		6,407,180
Sweden–1.94%
Vitec Software Group AB, Class B	360,000	5,082,140
Switzerland–1.12%
Kardex AG	21,300	2,940,031
United Kingdom–17.28%
Bioventix PLC	32,000	1,473,576
Character Group PLC	440,000	1,844,609
Clarkson PLC	142,000	4,282,060
DCC PLC	75,551	6,589,436
Eurocell PLC	1,131,000	2,767,336
Gamesys Group PLC(a)	469,000	4,249,894
Goodwin PLC	46,301	1,918,560
HomeServe PLC	272,805	3,980,005
IG Group Holdings PLC	300,791	2,227,570
Jupiter Fund Management PLC	873,948	3,823,138
Mortgage Advice Bureau Holdings Ltd.	615,000	4,187,916
Savills PLC	521,589	5,642,139
Shares		Value
United Kingdom–(continued)
Staffline Group PLC	1,008,000	$1,338,554
System1 Group PLC	400,000	900,030
		45,224,823
United States–1.40%
Epsilon Energy Ltd.(a)	947,280	3,665,974
Total Common Stocks & Other Equity Interests (Cost $219,792,735)		232,960,703
Money Market Funds–10.86%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(d)	9,953,107	9,953,107
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(d)	7,109,515	7,111,648
Invesco Treasury Portfolio, Institutional Class, 1.79%(d)	11,374,979	11,374,979
Total Money Market Funds (Cost $28,438,629)		28,439,734
TOTAL INVESTMENTS IN SECURITIES—99.87% (Cost $248,231,364)		261,400,437
OTHER ASSETS LESS LIABILITIES–0.13%		332,249
NET ASSETS–100.00%		$261,732,686
Investment Abbreviations:
BDR	– Brazilian Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of September 30, 2019 represented 2.69% of the Fund’s Net Assets.

	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 09/30/19	Dividend Income
Precia S.A.	$ 6,839,265	$–	$–	$205,894	$–	$ 7,045,159	$72,055
Polski Bank Komorek Macierzystych S.A.*	3,828,076	–	–	(10,368)	–	3,817,708	–
Total	$10,667,341	$–	$–	$195,526	$–	$10,862,867	$72,055
* As of September 30, 2019, this security was not considered as an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2019 represented 1.65% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$15,496,057	$—	$—	$15,496,057
Canada	24,568,712	—	—	24,568,712
Denmark	—	3,300,974	—	3,300,974
Egypt	7,114,735	—	—	7,114,735
Estonia	—	2,278,302	—	2,278,302
France	7,045,159	18,057,102	—	25,102,261
Georgia	—	3,146,846	—	3,146,846
Germany	—	8,468,696	—	8,468,696
Greece	—	6,578,698	—	6,578,698
Indonesia	—	4,569,088	—	4,569,088
Ireland	—	2,261,461	—	2,261,461
Israel	—	2,114,873	—	2,114,873
Italy	—	5,363,406	—	5,363,406
Japan	—	6,390,061	—	6,390,061
Malaysia	—	2,072,801	—	2,072,801
Mexico	13,563,734	—	—	13,563,734
Morocco	—	4,328,892	—	4,328,892
Netherlands	—	2,322,596	—	2,322,596
New Zealand	—	2,719,515	—	2,719,515
Norway	—	2,130,312	—	2,130,312
Poland	—	5,463,362	—	5,463,362
Romania	—	18,939,816	—	18,939,816
Singapore	—	1,345,357	—	1,345,357
South Africa	2,195,550	4,211,630	—	6,407,180
Sweden	—	5,082,140	—	5,082,140
Switzerland	—	2,940,031	—	2,940,031
United Kingdom	900,030	44,324,793	—	45,224,823
United States	—	3,665,974	—	3,665,974
Money Market Funds	28,439,734	—	—	28,439,734
Total Investments	$99,323,711	$162,076,726	$—	$261,400,437
Invesco International Small Company Fund